Bank Loans and issuance of Debt Securities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties	The totality of the credits contracted with banking institutions and third parties are described below:

	December 31 2019		December 31 2020		December 31 2021
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum. The loan does not have an expiration date nor an amortization schedule.	Ps.	206,107	Ps.	218,176	Ps.	225,119
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date nor an amortization schedule.		9,610		10,174		10,498
On January 19, 2021, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously in the short term for the amount of USD$95.5 million, with a three-year maturity. The interest rate was set at 2.063%.		1,799,717		1,905,101		1,965,724
On February 15, 2021, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously in the short term for the amount of USD$95.5 million, with a three-year maturity. The interest rate was set at 1.97%.		1,799,717		1,905,101		1,965,724
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at LIBOR 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2021 the balance amounted to USD$28.0 million.		621,891		718,153		576,338
On April 13, 2020, GAP signed a simple unsecured loan with Scotiabank for Ps. 1,000,000 for a period of 15 months an interest rate 28 days TIIE variable plus 100 basis points. On May 13, 2021 the balance amounted was paid.		—		1,000,000		—
On May 15, 2020, GAP signed a simple unsecured loan with BBVA Bancomer Ps. 1,000,000. The loan bears interest at a fixed annual interest rate of 6.99%. On May 26, 2021 the balance amounted was paid.		—		1,000,000		—
On September 3, 2020, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$60,000,000. The loan bears interest at LIBOR plus 310 basis points for a period of 5 years from this disposition and semi-annual instalments. As of December 31, 2021 the balance amounted to USD$30,000,000.		—		598,461		617,505
Total unpaid balance of bank loans and long-term debt		4,437,043		7,355,166		5,360,908
Less - Current portion		—		(1,159,590)		(164,668)
Long-term portion	Ps.	4,437,043	Ps.	6,195,576	Ps.	5,196,240

Summary of Issuance of Debt Securities	Issuance of Debt Securities

	December 31 2019		December 31 2020		December 31 2021
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,100,000 under the "GAP 15" name, at a variable interest rate of 28-day TIIE plus 24 basis points for a period of five years, maturing on February 14, 2020. On January 29, 2016, the first reopening was made for the long-term debt securities “GAP 15” for the total Ps.1,100,000. It has the same maturity as the originally and accrues the same interest rate. On February 14, 2020, the payment of the certificates was made.	Ps.	2,200,000	Ps.	—	Ps.	—
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on July 8, 2016, for Ps.1,500,000 under the "GAP 16" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. On July 2, 2021 the balance amounted was paid.		1,500,000		1,500,000		—
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps.1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps.2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%.		2,300,000		2,300,000		2,300,000
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps.3,000,000 under the "GAP 19" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%		3,000,000		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on February 13, 2020, for Ps.3,000,000 under the "GAP 20" name, at a variable interest rate of 28-day TIIE plus 17 basis points for a period of five years. As of December 31, 2021, the TIIE rate is 5.7150%		—		3,000,000		3,000,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.602,000 under the "GAP 20-2" name, at a variable interest rate of 28-day TIIE plus 85 basis points for a period of three years. As of December 31, 2021, the TIIE rate is 5.7150%		—		602,000		602,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.3,598,000 under the "GAP 20-3" name, at a fixed interest rate of 8.14% for a period of seven years.		—		3,598,000		3,598,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.2,500,000 under the "GAP 21" name, at a variable interest rate of 28-day TIIE plus 60 basis points for a period of four years.		—		—		2,500,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.3,000,000 under the "GAP 21-2" name, at a variable interest rate of 7.91% for a period of seven years.		—		—		3,000,000
Unsecured 5-year green bond certificates with ticker symbol “GAP21V”, for Ps.1,500,000. Interest payable every 28 days at a variable rate of TIIE-28 plus 25 basis points; the payment of the principal will be at maturity, on October 9, 2026, with the option of early amortization.		—		—		1,500,000
Total unpaid balance of long-term debt		12,000,000	Ps.	17,000,000	Ps.	22,500,000
Less - Current portion		(2,200,000)	Ps.	(1,500,000)	Ps.	(3,800,000)
Long-term portion	Ps.	9,800,000	Ps.	15,500,000	Ps.	18,700,000

Summary of Maturity of Long Term Debt Payable	The long-term debt previously described, matures as follows:
Year	Amount
2022	Ps.	3,964,668
2023		766,668
2024		7,096,115
2025		7,193,492
2026		2,006,361
Thereafter		6,833,604
	Ps.	27,860,908

Summary of Debt Payable

As of December 31, 2019, 2020 and 2021, debts are payable by the following companies:

	At December 31, 2019
Company	Current		Long-Term		Total
GAP	Ps.	2,200,000	Ps.	13,399,433	Ps.	15,599,433
MBJA		—		837,610		837,610
Total	Ps.	2,200,000	Ps.	14,237,043	Ps.	16,437,043

	At December 31, 2020
Company	Current		Long-Term		Total
GAP	Ps.	2,500,000	Ps.	20,310,202	Ps.	22,810,202
MBJA		159,590		1,385,374		1,544,964
Total	Ps.	2,659,590	Ps.	21,695,576	Ps.	24,355,166

	At December 31, 2021
Company	Current		Long-Term		Total
GAP	Ps.	3,800,000	Ps.	22,631,449	Ps.	26,431,449
MBJA		164,668		1,264,791		1,429,459
Total	Ps.	3,964,668	Ps.	23,896,240	Ps.	27,860,908

Summary of Reconciliation of Liabilities Arising From Financing Activities
c)	Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2021		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2021
Debt securities current portion	Ps.	2,659,590	Ps.	(2,659,590)	Ps.	—	Ps.	—	Ps.	—	Ps.	3,964,668	Ps.	—	Ps.	—	Ps.	3,964,668
Long-term borrowings		6,195,576		(4,782,073)		—		3,779,413		167,992		(164,668)		—		—		5,196,240
Debt securities		15,500,000		—		7,000,000		—		—		(3,800,000)		—		—		18,700,000
Derivative financial instruments (Note 15)		750,704		—		—		—		—		—		(51,656)		(717,372)		(18,324)
Total	Ps.	25,105,870	Ps.	(7,441,663)	Ps.	7,000,000	Ps.	3,779,413	Ps.	167,992	Ps.	—	Ps.	(51,656)	Ps.	(717,372)	Ps.	27,839,584